Provisions, Contingents Assets and Liabilities and Legal Obligations - Tax and Social Security	12 Months Ended
Dec. 31, 2019
Provisions, Contingents Assets and Liabilities and Legal Obligations - Tax and Social Security [Abstract]
Provisions, Contingents Assets and Liabilities and Legal Obligations - Tax and Social Security

36.  Provisions, Contingents Assets and Liabilities and Legal Obligations - Tax and Social Security

a)     Contingent assets

Contingent assets are not recognized in the financial statements. There are ongoing proceedings where the chance of success is considered probable, such as: a) Social Integration Program (PIS), Bradesco has made a claim to offset PIS against Gross Operating Income, paid under Decree-Laws No. 2,445/88 and No. 2,449/88, regarding the payment that exceeded the amount due under Supplementary Law No. 07/70 (PIS Repique); and b) other taxes, the legality and/or constitutionality of which is being challenged, where the decision may lead to reimbursement of amounts and such amounts are recorded as receivable only when collection is considered certain.

b)    Provisions classified as probable losses and legal obligations - tax and social security

The Organization is a party to a number of labor, civil and tax lawsuits, arising from the normal course of business.

Management recognized provisions where, based on their opinion and that of their legal counsel, the nature of the lawsuit, similarity to previous lawsuits, complexity and the courts standing, the loss is deemed probable.

Management considers that the provision is sufficient to cover the future losses generated by the respective lawsuits.

Provisions related to legal obligations are maintained until the conclusion of the lawsuit, represented by judicial decisions with no further appeals or due to the statute of limitation.

I -      Labor claims

These are claims brought by former employees and outsourced employees seeking indemnifications, most significantly for unpaid “overtime”, pursuant to Article 224 of the Consolidation of Labor Laws (CLT). Considering that the proceedings database is basically composed by proceedings with similar characteristics and for which there has been no official court decision, the provision is recognized considering the following factors, among others: date of receipt of the proceedings (before or after the labor reform of November 2017), the average calculated value of payments made for labor complaints settled in the past 12 months before and after the labor reform, and inflation adjustment  on the average calculated values.

Overtime is monitored by using electronic time cards and paid regularly during the employment contract, so that the claims filed by Bradesco's former employees do not represent individually relevant amounts.

In 2019, we refined the assumptions, as described in Note 4, which resulted in an addition provision of R$1,913,594 thousand.

II -     Civil claims

These are claims for pain and suffering and property damages, related to banking products and services, the inclusion of information about debtors in the credit restriction registry and the replacement of inflation adjustments excluded as a result of government economic plans. These lawsuits are individually controlled using a computer-based system and provisioned whenever the loss is deemed as probable, considering the opinion of the legal advisors, the nature of the lawsuits, similarity with previous lawsuits, complexity and positioning of the courts. Most of these lawsuits involve the Special Civil Court (JEC), in which the claims are limited to 40 minimum wages.

In relation to the legal claims that are pleading alleged differences in the adjustment of inflation on savings account balances and due to the implementation of economic plans that were part of the federal government's economic policy to reduce inflation in the 80s and 90s, Bradesco, despite complying with the law and regulation in force at the time, has provisioned certain proceedings, taking into consideration the claims in which they were mentioned and the perspective of loss of each demand, in view of the decisions and subjects still under analysis in the Superior Court of Justice (STJ), such as, for example, the application of default interest in executions arising from Public Civil Actions, interest payments and succession.

In December 2017, with the mediation of the Attorney's General Office (AGU), the entities representing the bank and the savings accounts, entered into an agreement related to litigation of economic plans, with the purpose of closing these claims, in which conditions and schedule were established for savings accounts holders to accede to the agreement. This agreement was approved by the Federal Supreme Court (STF) on March 1, 2018, the period of adhesion for interested parties is for two (02) years from this date. As this is a voluntary agreement, Bradesco is unable to predict how many savings account holders will choose to accept the settlement offer. It is important to note that Bradesco understands that the provisioning was made to cover the eligible proceedings to the related agreement. The proceedings that are not in the scope of the agreement, including those related to merged banks are individually revaluated based on the procedural stage they are in.

Note that, regarding disputes relating to economic plans, the Federal Supreme Court (STF) suspended the prosecution of all lawsuits at the cognizance stage, until the Court issues a final decision on the right under litigation.

As described in Note 4, Bradesco adjusted the assumptions and criteria for constitution of labor claims, including proceedings related to economic plans of merged banks, resulting in an addition provision of R$3,112,986 thousand in December 2019. For this review, we considered the trends of court decisions, the information related to the progress of such proceedings (contracts, exposure calculation, expert reports, etc.) and the opinion of the legal advisors.

III -   Provision for tax risks

The Organization is disputing the legality and constitutionality of certain taxes and contributions in court, for which provisions have been recorded in full, although there is good chance of a favorable outcome, based on the opinion of the legal counsel. The processing of these legal obligations and the provisions for cases for which the risk of loss is deemed as probable is regularly monitored. During or after the conclusion of each case, a favorable outcome may arise for the Organization, resulting in the reversal of the related provisions.

The main cases are:

-        PIS and COFINS - R$2,632,829 thousand (R$2,562,453 thousand in 2018): a request for authorization to calculate and pay PIS and COFINS based on effective billing, as set forth in Article 2 of Supplementary Law No. 70/91, removing from the calculation base the unconstitutional inclusion of other revenues other than those billed;

-        Pension Contributions - R$1,799,047 thousand (R$1,729,211 thousand in 2018): official notifications related to the pension contributions made to private pension plans, considered by the authorities to be employee compensation subject to the incidence of mandatory pension contributions and to an isolated fine for not withholding IRRF on such financial contributions;

-        IRPJ/CSLL on losses of credits - R$1,264,448 thousand (R$1,461,621 thousand in 2018): we are requesting to deduct from income tax and social contributions payable (IRPJ and CSLL, respectively) amounts of actual and definite loan losses related to unconditional discounts granted during collections, regardless of compliance with the terms and conditions provided for in Articles 9 to 14 of Law No. 9,430/96 that only apply to temporary losses;

-        IRPJ/CSLL on MTM - R$626,341 thousand (R$607,258 thousand in 2018): assessment received in December 2018 challenging the deduction of certain mark-to-market gains from securities in the calculation of IRPJ and CSLL in 2007;

-        INSS Autonomous Brokers - R$490,651 thousand (R$470,237 thousand in 2018): The Bradesco Organization is questioning the charging of social security contribution on remunerations paid to third-party service providers, established by Supplementary Law No. 84/96 and subsequent regulations/amendments, at 20.0% with an additional of 2.5%, on the grounds that services are not provided to insurance companies but to policyholders, thus being outside the scope of such a contribution as provided for in item I, Article 22 of Law No. 8,212/91, as new wording in Law No. 9,876/99; and

-        INSS - Contribution to SAT - R$432,873 thousand (R$417,442 thousand in 2018): in an ordinary lawsuit filed by the Brazilian Federation of Banks - Febraban, since April 2007, on behalf of its members, is questioned the classification of banks at the highest level of risk, with respect to Work Accident Risk - RAT, which eventually raised the rate of the respective contribution from 1% to 3%, in accordance with Decree No. 6,042/07.

In general, the provisions relating to lawsuits are classified as long-term, due to the unpredictability of the duration of the proceedings in the Brazilian justice system. For this reason, the estimate has not been disclosed with relation to the specific year in which these lawsuits will be closed.

IV - Changes in other provision

	R$ thousand
	Labor	Civil	Tax (1)
Balance on December 31, 2017	5,554,796	5,346,563	7,589,368
Adjustment for inflation	677,970	508,399	386,671
Provisions, net of (reversals and write-offs)	1,289,664	912,287	531,052
Payments	(1,538,827)	(1,152,887)	(302,885)
Balance on December 31, 2018	5,983,603	5,614,362	8,204,206
Adjustment for inflation	682,600	645,001	431,394
Provisions, net of (reversals and write-offs) (1)	3,382,750	4,330,466	(227,244)
Payments	(2,702,886)	(1,904,036)	(18,271)
Balance on December 31, 2019	7,346,067	8,685,793	8,390,085

(1) In 2019, includes reversal of income tax and social contribution on losses on credit receivable in the amount of R $ 230,852 thousand.

c)     Contingent liabilities classified as possible losses

The Organization maintains a system to monitor all administrative and judicial proceedings in which the institution is plaintiff or defendant and, based on the opinion of legal counsel, classifies the lawsuits according to the expectation of loss. Case law trends are periodically analyzed and, if necessary, the related risk is reclassified. In this respect, contingent lawsuits deemed to have a possible risk of loss are not recognized as a liability in the financial statements and totaled, on December 31, 2019, R$6,272,466 thousand (R$8,681,263 thousand in 2018) for civil claims and R$33,474,303 thousand (R$24,754,158 thousand in 2018) for tax proceedings.

The main tax proceedings with this classification are:

-        IRPJ and CSLL deficiency note - 2013 to 2015 - R$9,216,012 thousand (R$1,689,160 thousand in 2018): due to the disallowance of interest expenses (CDI), related to certain investments and deposits between the companies of the Organization;

-        IRPJ and CSLL - 2006 to 2016 - R$7,169,765 thousand (R$6,980,631 thousand in 2018), relating to goodwill amortization being disallowed on the acquisition of investments;

-        COFINS - 2011 and 2012 - R$5,172,183 thousand (R$5,070,337 thousand in 2018): Fines and disallowances of Cofins loan compensations, released after a favorable decision in a judicial proceeding, where the unconstitutionality of the expansion of the intended calculation base was discussed for revenues other than those from billing (Law No. 9,718/98);

-        Leasing companies' Tax on Services of any Nature (ISSQN), R$2,537,997 thousand (R$2,478,296 thousand in 2018) which relates to the municipal tax demands from municipalities other than those in which the company is located and where, under law, tax is collected;

-        PIS and COFINS notifications and disallowances of compensations - R$1,490,269 thousand (R$1,445,126 thousand in 2018): related to the unconstitutional extension of the basis of calculation intended for other income other than the billing (Law No. 9,718/98), from acquired companies;

-        Social Security Contribution Taxes - 2014 and 2015 - R$1,268,227 thousand: related to food and meal allowance made available to employees, according to the Worker's Food Program - PAT, through card and not "in natura";

-        IRPJ and CSLL deficiency note - 2000 to 2014 - R$1,187,411 thousand (R$1,784,832 thousand in 2018): relating to disallowance of exclusions and expenses, differences in depreciation expenses, insufficient depreciation expenses, expenses with depreciation of leased assets, operating expenses and income and disallowance of tax loss compensation;

-        IRPJ and CSLL deficiency note - 2005 to 2013 - R$925,806 thousand (R$859,049 thousand in 2018): relating to disallowance of expenses with credit losses; and

-        IRPJ and CSLL deficiency note - 2008 to 2013 - R$608,860 thousand (R$508,180 thousand in 2018): relating to profit of subsidiaries based overseas.